Fair Value of Financial Instruments (Details) - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments in U.S. Treasury Bills	$ 499,623	$ 1,994,401	$ 3,988,794
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments in U.S. Treasury Bills	499,623	1,994,401	3,988,794
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments in U.S. Treasury Bills	0	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments in U.S. Treasury Bills	$ 0	$ 0	$ 0